Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	we provide the following disclosure regarding executive compensation actually paid ("CAP") and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for PEO, Deuel (1)	Compensation Actually Paid (CAP) to PEO, Deuel			Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (dollars in thousands)	Diluted Earnings per Share (4)
			Summary Compensation Table Total for PEO, McDonald (1)	Compensation Actually Paid (CAP) to PEO, McDonald			Company Total Shareholder Return	Peer Group Total Shareholder Return (3)
2025	$1,012,243	$866,385	$1,345,480	$1,274,531	$761,426	$737,432	$122.94	$160.37	$67,532	$1.96
2024	$1,630,201	$1,781,999	$—	$—	$802,853	$852,649	$122.24	$145.82	$43,258	$1.24
2023	$1,609,640	$1,117,360	$—	$—	$759,489	$599,782	$102.00	$123.35	$61,755	$1.75
2022	$1,646,631	$2,017,896	$—	$—	$745,198	$862,522	$139.52	$122.74	$81,875	$2.31
2021	$1,431,274	$1,328,856	$—	$—	$650,852	$638,129	$107.88	$139.21	$98,035	$2.73
(1)For 2021, 2022, 2023, 2024 and until May 6, 2025, Heritage's principal executive officer ("PEO") was Mr. Deuel. Mr. Deuel's 2025 Compensation Actually Paid was $866,385. Effective May 7, 2025, Heritage's PEO was Mr. McDonald.
(2)For 2021, and 2022, Heritage's non-PEO NEOs were Messrs. McDonald, Hinson, and Chalfant, and Cindy Hirman. Ms. Hirman was the Chief Banking Officer and she retired in April 2023. For 2023, Heritage's non-PEO NEOs were Messrs. McDonald, Hinson, Chalfant, and Ray. For 2024, Heritage's non-PEO NEOs were Messrs. McDonald, Hinson, Chalfant, and Bley. For 2025, Heritage's non-PEO NEOs were Messrs. Hinson, Chalfant, Bley, and Ray.
(3)The bank index utilized is the S&P U.S. SmallCap Banks Index.
(4)Diluted Earnings per Share is the Company Selected Measure. This metric is reported as unadjusted.

Company Selected Measure Name	Diluted Earnings per Share (4)
Peer Group Issuers, Footnote	The bank index utilized is the S&P U.S. SmallCap Banks Index.
PEO Total Compensation Amount	$ 1,345,480	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	1,274,531	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	761,426	802,853	759,489	745,198	650,852
Non-PEO NEO Average Compensation Actually Paid Amount	$ 737,432	852,649	599,782	862,522	638,129
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 122.94	122.24	102.00	139.52	107.88
Peer Group Total Shareholder Return Amount	160.37	145.82	123.35	122.74	139.21
Net Income (Loss)	$ 67,532,000	$ 43,258,000	$ 61,755,000	$ 81,875,000	$ 98,035,000
Company Selected Measure Amount | $ / shares	1.96	1.24	1.75	2.31	2.73
PEO Name	Mr. Deuel
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Net Charge Offs/Average Loans
Measure:: 3
Pay vs Performance Disclosure
Name	Overhead Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Three-Year Total Shareholder Return
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (256,632)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,723
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,677)
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,363)
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,646)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,689
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,615)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 578